Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Tax Losses Not Recognised (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
IncomeTaxeLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 43,269	$ 87,455	$ 23,765	$ 10,236
Potential tax benefit at 28%	$ 12,115	$ 24,487	$ 6,654	$ 2,866